Financial instruments	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value
The Company measures the fair value of its financial assets and financial liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value. The different levels of the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3: Unobservable inputs for the asset or liability.
The Company estimated the fair value of its financial instruments as described below.
The fair value of cash and cash equivalents, restricted cash, trade receivables, merchant cash advances, trade accounts payable, accrued compensation and benefits, and other accruals is considered to be equal to their respective carrying values due to their short-term maturities.
The fair value of contingent consideration and other long-term liabilities approximates their carrying value as at March 31, 2021 and 2020.
As at March 31, 2021 and 2020, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	2021			2020

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Cash and cash equivalents	Level 1	807,150	807,150	Level 1	210,969	210,969
Restricted cash	Level 1	9,074	9,074	Level 1	9,532	9,532
Merchant cash advances	Level 3	2,309	2,309	—	—	—
Contingent consideration	Level 3	0	0	Level 3	0	0
Recurring fair value measurements
Contingent consideration
On January 7, 2020, the Company acquired Lightspeed POS Germany GmbH (formerly known as Gastrofix GMBH), a cloud-based POS hospitality software provider in Germany. The amount included in the purchase price related to the estimated fair value of contingent consideration was nil. The contingent consideration was valued by the Company using a discounted cash flow model under the income approach, and is calculated based on estimates of future revenue performance. The maximum potential contingent consideration payout was $10,030 over the two years following the acquisition. The fair value of the contingent consideration, if above nil, is presented as a component of accounts payable and accrued liabilities as well as other long-term liabilities on the consolidated balance sheets. The change in the fair value of the contingent consideration, if any, is recognized within general and administrative expenses in the consolidated statements of loss and comprehensive loss. As at March 31, 2021, there was no change in the estimated contingent consideration from the time of the acquisition.
Credit and concentration risk
Generally, the carrying amount on the consolidated balance sheet of the Company’s financial assets exposed to credit risk, net of any applicable provisions for losses, represents the maximum amount exposed to credit risk.
The Company’s credit risk is primarily attributable to its cash and cash equivalents and trade receivables. The Company does not require a guarantee from its customers. Credit risk with respect to cash and cash equivalents is managed by maintaining balances only with high credit quality financial institutions.
Due to the Company’s diverse customer base, there is no particular concentration of credit risk related to the Company’s trade receivables. Moreover, trade receivable balances are managed and analyzed on an ongoing basis to ensure loss allowances are established and maintained at an appropriate amount.
The Company maintains a loss allowance for a portion of trade receivables when collection becomes doubtful on the basis described in note 3. As described in that note, the ECL includes forward-looking factors specific to the debtors and the economic environment.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Company does not hold any collateral as security.
Potential effects from the COVID-19 pandemic on the Company's credit risk have been considered and have resulted in increases to its allowances for ECLs in the fiscal year ended 2021. The Company continues its assessment given the uncertainty of COVID-19's global impact.
The loss allowance as at March 31, 2021 and 2020 was determined as follows:
2021

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	41%	55%	63%	67%
Gross carrying amount	9,328	1,087	917	231	1,156	2,758

Loss allowance	280	152	376	127	728	1,856
2020

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	4%	17%	45%	63%	74%	83%
Gross carrying amount	2,147	2,264	494	476	591	1,749

Loss allowance	86	385	222	300	437	1,448
Changes in the loss allowance were as follows:

	2021	2020
	$	$

Balance, beginning of year	2,878	1,703
Increase	2,777	2,234
Write-offs	(2,136)	(1,059)

Balance, end of year	3,519	2,878
The details of the Company’s trade receivables are as follows:

	2021	2020
	$	$

Not past due	9,328	2,147
Past due less than 90 days	2,235	3,234
Past due more than 90 days	3,914	2,340

Total	15,477	7,721
Loss allowance	(3,519)	(2,878)

Balance – End of year	11,958	4,843
Liquidity risk
The Company is exposed to the risk of being unable to honour its financial commitments by the deadlines set, under the terms of such commitments and at a reasonable price. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities.
As at March 31, 2021 and 2020, the maturity analysis of financial liabilities represented the following:
2021

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	65,052	—	—	—	65,052
Other long-term liabilities	—	3,154	—	—	3,154
Long-term debt	—	—	30,000	—	30,000
2020

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	30,810	—	—	—	30,810
Other long-term liabilities	—	8,198	—	—	8,198
Long-term debt	—	—	30,000	—	30,000
For the maturity analysis of lease liabilities, see note 14 and for commitments, see note 24.
The Company has $807,150 of cash and cash equivalents as well as $25,000 available under the Revolver as at March 31, 2021, demonstrating its liquidity and its ability to cover upcoming financial liabilities.
Currency risk
The Company is exposed to currency risk due to financial instruments denominated in foreign currencies. The following table provides a summary of the Company’s exposure to the Canadian dollar, the Euro, the British pound sterling, the Australian dollar and the Swiss Franc, expressed in US dollars:

2021	CAD	EUR	GBP	AUD	CHF	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,141	15,913	470	958	1,281	368	22,131
Trade and other receivables	5,122	2,740	469	793	694	336	10,154
Accounts payable and accrued liabilities	(13,729)	(18,898)	(2,154)	(4,529)	(750)	(560)	(40,620)
Other long-term liabilities	(1,816)	(622)	(309)	(239)	(36)	(42)	(3,064)
Lease liabilities	(14,102)	(3,214)	(842)	(646)	(517)	—	(19,321)

Net financial position exposure	(21,384)	(4,081)	(2,366)	(3,663)	672	102	(30,720)

2020	CAD	EUR	GBP	AUD	CHF	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	16,992	14,073	379	569	685	—	32,698
Trade and other receivables	323	3,020	246	441	77	—	4,107
Accounts payable and accrued liabilities	(10,583)	(10,230)	(490)	(3,785)	(481)	—	(25,569)
Other long-term liabilities	—	(7,408)	—	(702)	—	—	(8,110)
Lease liabilities	(10,523)	(4,399)	(347)	(781)	(721)	—	(16,771)

Net financial position exposure	(3,791)	(4,944)	(212)	(4,258)	(440)	—	(13,645)
The table below shows the immediate increase/(decrease) in net loss before tax of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure as at March 31, 2021 and 2020. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	GBP	AUD	CHF	Other
	$	$	$	$	$	$

2021	(590)	(84)	20	(20)	(10)	(8)
2020	(533)	(53)	(2)	(23)	(8)	—
The Company does not enter into arrangements to hedge its currency risk exposure.
Interest rate risk
Interest rate risk is the risk that changes in interest rates will have a negative impact on earnings and cash flow. Certain of the Company’s cash earns interest. The Company’s trade receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. Our exposure to interest rate risk is related to our Acquisition Facility. The Company is not exposed to material interest rate risk.
Share price risk
Accrued payroll taxes on stock-based compensation (social costs) are payroll taxes associated with stock-based compensation that the Company is subject to in various countries in which we operate. Social costs are accrued at each reporting period based on the number of vested stock options and awards outstanding, the exercise price, and the Company’s share price. Changes in the accrual are recognized in direct cost of revenues and operating expenses. An increase in share price will increase the accrued expense for social costs, and a decrease in share price will result in a decrease in the accrual recorded for social costs expense, all other things being equal, including the number of vested stock options and exercise price remaining constant. Based on the outstanding stock-based payment awards at March 31, 2021, the impact on the accrual for social costs of an increase or decrease in the Company’s share price of 10% would result in a change of $1,044 as at March 31, 2021.